DEFERRED TAX (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of deferred taxes [Abstract]
Disclosure of detailed information about deferred tax liabilities and assets [Text Block]
The following are the major deferred tax liabilities and assets recognised by the Group and the movements thereon, during the current and prior reporting periods:

	2018	2017
	US$’000	US$’000

Deferred taxation analysed by major category:
Capital allowances	(21)	(4,971)
Other timing differences	1,518	2,593
Included in assets held for sale	-	3,557
	1,497	1,179

Reconciliation of deferred taxation:
Opening balance	1,179	(2,950)
IFRS 9 adjustment	20	-
Adjusted opening balance	1,199	(2,950)
Credit to profit or loss for the year (Note 35)	511	483
Reclassified to asset held for sale (Note 39)	-	3,557
Exchange differences	(213)	89
Closing balance	1,497	1,179